Investments - Equity Method Investment - Summarized Financial Information (Details) - Almacantar Group S.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Summarized Financial Information, Current Assets	$ 906,085	$ 698,835
Equity Method Investment, Summarized Financial Information, Noncurrent Assets	1,877,519	1,510,632
Equity Method Investment, Summarized Financial Information, Current Liabilities	553,219	372,677
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities	690,935	624,970
Equity Method Investment, Summarized Financial Information, Revenue	130,333	24,646
Equity Method Investment, Summarized Financial Information, Gross Profit (Loss)	190,613	(47,082)
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	$ 213,241	$ (37,059)